Related Party Transactions (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Jul. 31, 2016	Jun. 30, 2016	Jun. 30, 2015
Related Party Transaction [Line Items]
Consulting expenses			$ 99,000
Forgiveness of accounts payable and accrued expenses - related party		$ 0	$ (132,339)
Minimum Securities Value, Purchase Commitments		$ 8,000,000
Subsequent Event [Member]
Related Party Transaction [Line Items]
Consulting Agreement Fees Per Month	$ 10,350
PH Pharma Co Ltd [Member]
Related Party Transaction [Line Items]
Intellectual Property License Effective Terms		License to become effective, PH must purchase at least $6 million of the Companys common stock in one or more private placement transactions at prices to be negotiated in good faith by the parties based on commercially reasonable terms.
Equity Method Investments		$ 2,000,000